ADVANCES TO SUPPLIERS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Purchases of materials		2,357	7,460
Prepayments for advertisement		620	280
Prepayments for transportation fee		928	0
Prepayments for operating lease		186	218
Prepayments for testing fee		134	284
Utility deposit		977	935
Deposits for research and development fee		1,050	1,301
Deposits for housing fund center		0	323
Prepayment for seed usage right		574	0
Others		976	1,617
Advances to suppliers	$ 1,230	7,802	12,418